Significant events - Auction of BREMS R (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Financial assets	$ 1,361,558	$ 1,285,120
Debt instruments.
Financial assets
Financial assets	317,124	323,452
Loans and receivables category | Debt instruments.
Financial assets
Financial assets		10,758
Loans and receivables category | Brems R
Financial assets
Financial assets		7,783
Financial assets at amortized cost category | Debt instruments.
Financial assets
Financial assets	52,419	$ 10,758
Financial assets at amortized cost category | Brems R
Financial assets
Financial assets	$ 7,785